REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	$ 112,554	$ 108,923
Total Capital to Risk-Weighted Assets, Actual	14.40%	15.10%
Tier I Capital, Actual	104,620	100,328
Tier I Capital to Risk-Weighted Assets, Actual	13.40%	13.90%
Tier I Capital, Actual	104,620	100,328
Tier I Capital to Average Assets, Actual	9.20%	9.30%
Total Capital, For Minimum Capital Adequacy Purposes	62,628	57,642
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	31,314	28,821
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	45,707	43,320
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes	78,285	72,052
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes	10.00%	10.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	46,971	43,231
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes	6.00%	6.00%
Tier I Capital, For Minimum Regulatory Compliance Purposes	57,133	54,150
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes	5.00%	5.00%
First Farmers Merchant Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual	115,532	111,807
Total Capital to Risk-Weighted Assets, Actual	14.80%	15.50%
Tier I Capital, Actual	107,598	103,212
Tier I Capital to Risk-Weighted Assets, Actual	13.70%	14.40%
Tier I Capital, Actual	107,598	103,212
Tier I Capital to Average Assets, Actual	9.70%	9.50%
Total Capital, For Minimum Capital Adequacy Purposes	62,628	57,525
Total Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	8.00%	8.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	31,314	28,763
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Tier I Capital, For Minimum Capital Adequacy Purposes	44,513	43,320
Tier I Capital to Average Assets, For Minimum Capital Adequacy Purposes	4.00%	4.00%
Total Capital, For Minimum Regulatory Compliance Purposes
Total Capital to Risk Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Risk-Weighted Assets, For Minimum Regulatory Compliance Purposes
Tier I Capital, For Minimum Regulatory Compliance Purposes
Tier I Capital to Average Assets, For Minimum Regulatory Compliance Purposes